Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2017 were as follows:

Operating leasing
Year ending December 31:
2018	$2,104
2019	2,156
2020	2,113
2021	2,053
2022 and thereafter	11,212
Total	$19,638